Certain risks and concentration - Schedule of Consolidated Financial Information of VIEs and VIE's Subsidiaries - Income Statement (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net revenue from continuing operations	$ 186,371	$ 180,665	$ 230,604
Net loss attributable to Xunlei Limited	(13,840)	(53,169)	(39,278)
Variable Interest Entity, Primary Beneficiary [Member]
Net revenue from continuing operations	186,413	177,520	231,616
Net loss attributable to Xunlei Limited	$ (10,673)	$ (56,328)	$ (40,728)